INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Current
USA	$ 0	$ (3,811)
Hong Kong	130,268	0
Other countries	0	0
China	0	0
Current Income Tax Expense (Benefit)	130,268	(3,811)
Deferred
USA	(50,330)	413,900
Hong Kong	0	0
Other countries	(115)	0
China	0	0
Net deferred	(50,445)	413,900
Total	$ 79,823	$ 410,089